Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 17. Related Party Transactions
Horizon IP Agreement
In January 2021, the Company entered into an intellectual property agreement (the “Horizon IP Agreement”) with Jiangsu Qingneng New Energy Technologies Co., Ltd. and Shanghai Qingneng Horizon New Energy Ltd. (together, “JS Horizon”) both of which are affiliates of the Company’s ultimate parent, Horizon. Under the Horizon IP Agreement, JS Horizon assigned to the Company a joint ownership interest in certain intellectual property rights previously developed by JS Horizon (“Background IP”), and each of Hyzon and JS Horizon granted to the other, within such other party’s field of use, exclusive licenses under their respective joint ownership rights in the Background IP, as well as their rights in improvements made in the future with respect to such Background IP. Under that agreement, the Company also grants JS Horizon a perpetual non-exclusive license under certain provisional patent applications (and any patents issuing therefrom), as well as improvements thereto. On September 27, 2021, the Horizon IP Agreement was amended to add Jiangsu Horizon Powertrain Technologies Co. Ltd. (“JS Powertrain”) as a party.
The Horizon IP Agreement revised and clarified the intellectual property arrangements existing as of the Company’s inception, as set forth under two previous agreements. Under a license agreement made effective at the time of the Company’s inception (the “License Agreement”), the Company received an exclusive license under certain of the Background IP. That agreement was later terminated and replaced with a Partial Assignment Agreement of Fuel Cell Technology, dated November 19, 2020 (the “Partial Assignment Agreement”), which contemplated a joint ownership structure with respect to certain of the Background IP similar to the structure set forth under the now existing Horizon IP Agreement. Both the original License Agreement and Partial Assignment Agreement have been superseded by the Horizon IP Agreement.
Under the terms of the Horizon IP Agreement, the Company was to pay JS Horizon and JS Powertrain $10 million as consideration for the rights it receives under the Background IP and improvements thereto. As of December 31, 2021, $6.9 million was paid and the remaining $3.1 million was paid in February 2022. Because the Company is under common control with Horizon and JS Horizon, the cost of the intellectual property transferred should equal the historical cost of the Background IP to the Company’s ultimate parent, Horizon. Due to the creation of the Background IP through research and development over a long historical period of time, the historical cost of the intellectual property acquired was zero. As such, no asset was recorded for the Background IP on the Company’s Consolidated Balance Sheets. The difference between the fixed amounts payable to JS Horizon and JS Powertrain and the historical cost was treated as a deemed distribution to Horizon, given the common control of the entities.
Horizon Fuel Cell Technologies and Related Subsidiaries
Hyzon utilizes Horizon

and its affiliates to supply
certain fuel cell components. In March 2021, the Company made a deposit payment to Horizon in the amount of $5.0 million to secure fuel cell components. This payment is included in prepaid expenses as none of the components have yet been received.
As of December 31, 2021, the Company’s Consolidated Balance
Sheet
includes $7.3 million of inventory, $0.7 million of fixed asset an additional $0.3 million of prepayment from Horizon.

For the year ended December 31, 2021,
$0.4 million of fuel

cell
components purchased from Horizon and its affiliates
were
 recorded in the Cost of goods sold in the Company’s Consolidated Statements of Operations and Comprehensive Loss.
Certain employees of Horizon and its affiliates provide research and development, sales, and administrative services to the Company. Approximately
$
2.9
 million and $
0.5
million was recorded in the Company’s Consolidated Statements of Operations and Comprehensive Loss related to such services for the year ended December 31, 2021, and for the period
 from
January 21, 2020 (
i
nception) through December 31, 2020, respectively. The related party liability to Horizon and affiliates is $3.6 million and $0.4 million as of December 31, 2021 and 2020, respectively.
Holthausen
The Company entered into a joint venture agr
e
ement in 2020 to create Hyzon Europe with Holthausen.
As Hyzon Europe builds out its production facilities, it relies on Holthausen for back office administrative services and certain production resources that result in related party transactions. In addition, both companies rely on certain suppliers, including Horizon.
In June 2021, the Company transferred inventory purchased from Horizon amounting to $1.2 million to Holthausen at cost and recorded a related party receivable of $1.2 million.

In July 2021, Hyzon Europe assumed certain customer sales contracts from Holthausen with an aggregate value of $5.1 million. As a result of this transaction, the Company recorded Contract liabilities of $4.1 million, work-in-process inventory of $3.4 million, and due from Holthausen of $0.7 million.
For
the year ended December 31, 2021, the Company

paid $0.5 million to two affiliated entities of certain executives of Hyzon Europe for their director services.
The
Company
currently owns 50.5
% of the equity interests of Hyzon Europe. On December 31, 2021,
Hyzon executed

a non-binding Letter of Intent (“LOI”) with Holthausen to increase its stake
t
o
 75
% in Hyzon Europe. Concurrent with the signing of this LOI, €
1
million refundable deposit was paid to Holthausen
, approximately $1.1 million in USD.
This deposit is recorded in the Consolidated Balance Sheets in Prepaid expenses and other current assets.
As of December 31, 2021, the related party receivable from Holthausen is $0.3 million
.
As of December 31, 2020,

the related party payable due to Holthausen was
$0.2
million
.
Jiushuang (Shanghai) New Energy Technology Co., Ltd.
In December 2021, Hyzon China entered into a new energy vehicle sales contract with Jiushuang (Shanghai) New Energy Technology Co., Ltd. Hyzon delivered 20 FCEVs in 2021 and recognized revenue of $0.1 million. As discussed in Note 4, Revenue, the Company is entitled to
$13.6 million in future payments

from certain customer contracts
in
China, $2.9 million of which relates to this Jiushuang sales contract
. Jiushuang (Shanghai) New Energy Technology Co., Ltd. is the parent of both JSTC and JSSD, which the Company partnered with to form Jiushuang JVs, discussed in Note 1
1
, Investments in Non-consolidated Affiliates.